UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:

630 Fifth Avenue

Suite 820

New York, New York 10111

Name and address of agent for service:

Central Securities Corporation, Wilmot H. Kidd, President

630 Fifth Avenue

Suite 820

New York, New York 10111

Registrant’s telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

CENTRAL SECURITIES CORPORATION

SEMI-ANNUAL REPORT

JUNE 30, 2016

CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.)

25-YEAR HISTORICAL DATA

		Per Share of Common Stock
		Net asset value	Source of dividends and distributions			Total dividends and distributions		Unrealized appreciation of investments at end of period
Year	Total net assets		Ordinary income*	Long-term capital gains*
1990	$111,152,013	$10.00						$ 25,940,819
1991	131,639,511	11.87	$ .14	$ .56	**	$ .70	**	43,465,583
1992	165,599,864	14.33	.20	.66		.86		70,586,429
1993	218,868,360	17.90	.18	1.42		1.60		111,304,454
1994	226,639,144	17.60	.22	1.39		1.61		109,278,788
1995	292,547,559	21.74	.33	1.60		1.93		162,016,798
1996	356,685,785	25.64	.28	1.37		1.65		214,721,981
1997	434,423,053	29.97	.34	2.08		2.42		273,760,444
1998	476,463,575	31.43	.29	1.65		1.94		301,750,135
1999	590,655,679	35.05	.26	2.34		2.60		394,282,360
2000	596,289,086	32.94	.32	4.03		4.35		363,263,634
2001	539,839,060	28.54	.22	1.58	**	1.80	**	304,887,640
2002	361,942,568	18.72	.14	1.11		1.25		119,501,484
2003	478,959,218	24.32	.11	1.29		1.40		229,388,141
2004	529,468,675	26.44	.11	1.21		1.32		271,710,179
2005	573,979,905	27.65	.28	1.72		2.00		302,381,671
2006	617,167,026	30.05	.58	1.64		2.22		351,924,627
2007	644,822,724	30.15	.52	1.88		2.40		356,551,394
2008	397,353,061	17.79	.36	2.10		2.46		94,752,477
2009	504,029,743	22.32	.33	.32		.65		197,256,447
2010	593,524,167	26.06	.46	.44		.90		281,081,168
2011	574,187,941	24.96	.43	.57		1.00		255,654,966
2012	569,465,087	24.53	.51	.43		.94		247,684,116
2013	648,261,868	26.78	.12	3.58		3.70		305,978,151
2014	649,760,644	26.18	.16	1.59		1.75		293,810,819
2015	582,870,527	23.53	.12	1.86		1.98		229,473,007
Six mos. to
June 30, 2016***	596,106,152	24.32	.04	.16		.20		243,040,088
Total dividends and distributions for the period***:			$7.05	$38.58		$45.63

*	Computed on the basis of the Corporation’s status as a “regulated investment company” for Federal income tax purposes. Dividends from ordinary income include short-term capital gains.
**	Includes non-taxable returns of capital of $.11 in 1991 and $.55 in 2001.
***	Unaudited.

     The Common Stock is listed on the NYSE MKT under the symbol CET. On June 30, 2016, the closing market price was $19.64 per share.

[ 2 ]

To the Stockholders of

     Central Securities Corporation:

     Financial statements for the six months ended June 30, 2016 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

     Comparative net assets are as follows:

	June 30, 2016 (Unaudited)	December 31, 2015
Net assets	$596,106,152	$582,870,527
Net assets per share of Common Stock	$24.32	$23.53
Shares of Common Stock outstanding	24,506,651	24,770,073

Comparative operating results are as follows:
	Six months ended June 30,
	2016 (Unaudited)		2015 (Unaudited)
Net investment income	$2,402,060		$1,569,006
Per share of Common Stock	.10	*	.06 *
Net realized gain on sale of investments	7,029,473		34,334,988
Increase (decrease) in net unrealized appreciation of investments	13,567,081		(44,447,133)
Increase (decrease) in net assets resulting from operations	22,998,614		(8,543,139)

*	Based on the average number of shares of Common Stock outstanding during the period.

     A distribution of $.20 per share of Common Stock was paid on June 28, 2016 to stockholders of record as of June 14, 2016. Stockholders will be sent a notice concerning the taxability of all 2016 distributions in early 2017.

     During the first six months of 2016, the Corporation purchased 266,422 shares of its Common Stock at an average price of $18.45 per share. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors deems advisable in the best interests of stockholders. Purchases may be made in the open market or in private transactions directly with stockholders.

Stockholders’ inquiries are welcome.

CENTRAL SECURITIES CORPORATION

WILMOT H. KIDD, President

630 Fifth Avenue
New York, NY 10111
July 27, 2016

[ 3 ]

PRINCIPAL PORTFOLIO CHANGES

April 1 to June 30, 2016
(Unaudited)
(Common Stock unless specified otherwise)

	Number of Shares
	Purchased		Sold		Held June 30, 2016
AIA Group Ltd ADR	12,000				12,000
Brady Corporation Class A			25,000		600,000
California Resources Corporation			10,532	(a)	1,170
The Charles Schwab Corporation	10,000				210,000
Coherent, Inc.			6,000		450,000
Intel Corporation			10,000		990,000
Liberty Global plc Class C	2,900				180,000
Liberty Global plc LiLAC Class C	100,000	(b)			100,000
Microsoft Corporation	100,000				100,000
Progressive Corporation	10,000				160,000
Sonus Networks, Inc.			32,388		467,612
Tiffany & Co.	62,500				100,000

(a)	Reverse stock split.
(b)	Includes 22,458 shares received in a spin-off from Liberty Global plc.

[ 4 ]

TEN LARGEST INVESTMENTS

June 30, 2016
(Unaudited)

	Cost		Value	Percent of Net Assets	Year First Acquired
	(millions)
The Plymouth Rock Company, Inc.	$0.7		$113.7	19.1%	1982
Coherent, Inc.	11.4		41.3	6.9	2007
Intel Corporation	10.7		32.5	5.4	1986
The Bank of New York Mellon Corporation	15.3		23.3	3.9	1993
Analog Devices, Inc.	3.0		22.7	3.8	1987
Motorola Solutions, Inc.	14.1		19.8	3.3	2000
Medtronic plc	16.2	(a)	19.1	3.2	2009
Capital One Financial Corporation	16.9		18.4	3.1	2013
Rayonier Inc.	21.1		18.4	3.1	2014
Brady Corporation	1.4		18.3	3.1	1984

(a)	Original investment amount was $10.1 million. Cost shown above includes gain recognized from a taxable reorganization of the company in 2015.

DIVERSIFICATION OF INVESTMENTS

June 30, 2016
(Unaudited)

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2016	December 31, 2015 (a)
Common Stocks:
Insurance	4	$15,083,261	$130,885,960	21.9%	22.0%
Technology Hardware and Equipment	4	37,780,838	74,173,448	12.4	11.4
Diversified Financial	6	59,967,673	63,032,750	10.6	11.0
Semiconductor	3	14,819,384	56,381,000	9.5	9.7
Diversified Industrial	3	9,313,913	39,850,800	6.7	10.9
Health Care	3	30,550,352	39,102,400	6.6	6.0
Banks	2	30,728,669	31,248,200	5.2	6.2
Media	4	26,476,288	28,047,380	4.7	2.4
Real Estate Investment Trusts	1	21,120,478	18,368,000	3.1	2.7
Other	10	54,982,128	62,773,134	10.5	8.1
Short-Term Investments	2	44,995,479	44,995,479	7.6	9.4

(a)	Certain investments from December 2015 have been reclassified to conform to June 2016 presentation.

[ 5 ]

STATEMENT OF INVESTMENTS
June 30, 2016
(Unaudited)

  COMMON STOCKS 91.2%

Shares		Value
	Banks 5.2%
400,000	Citigroup Inc.	$16,956,000
230,000	JPMorgan Chase & Co.	14,292,200
		31,248,200
	Commercial Services 1.4%
700,000	Heritage-Crystal Clean, Inc. (a)	8,547,000

	Consumer Durables 1.4%
700,000	TRI Pointe Group, Inc. (a)	8,274,000

	Diversified Financial 10.6%
150,000	American Express Company	9,114,000
600,000	The Bank of New York Mellon Corporation	23,310,000
10	Berkshire Hathaway Inc. Class A (a)	2,169,750
290,000	Capital One Financial Corporation	18,417,900
210,000	The Charles Schwab Corporation	5,315,100
200,000	Encore Capital Group, Inc. (a)	4,706,000
		63,032,750
	Diversified Industrial 6.7%
600,000	Brady Corporation Class A	18,336,000
250,000	General Electric Company	7,870,000
80,000	Roper Technologies, Inc.	13,644,800
		39,850,800
	Energy 2.8%
1,170	California Resources Corporation (a)	14,274
230,000	Murphy Oil Corporation	7,302,500
125,000	Occidental Petroleum Corporation	9,445,000
		16,761,774
	Health Care 6.6%
70,000	Johnson & Johnson	8,491,000
220,000	Medtronic plc	19,089,400
200,000	Merck & Co., Inc.	11,522,000
		39,102,400
	Insurance 21.9%
12,000	AIA Group Ltd. ADR	288,780
21,000	Alleghany Corporation (a)	11,541,180
28,424	The Plymouth Rock Company, Inc. Class A (b)(c)	113,696,000
160,000	Progressive Corporation	5,360,000
		130,885,960

[ 6 ]

Shares		Value
	Media 4.7%
18,000	Cable One, Inc.	$9,205,380
200,000	John Wiley & Sons, Inc. Class A	10,436,000
180,000	Liberty Global plc Class C (a)	5,157,000
100,000	Liberty Global plc LiLAC Class C (a)	3,249,000
		28,047,380
	Metals and Mining 0.3%
150,000	Freeport-McMoRan Inc. (a)	1,671,000

	Real Estate Investment Trusts 3.1%
700,000	Rayonier Inc.	18,368,000

	Retailing 2.6%
13,000	Amazon.com, Inc. (a)	9,303,060
100,000	Tiffany & Co.	6,064,000
		15,367,060
	Semiconductor 9.5%
400,000	Analog Devices, Inc.	22,656,000
990,000	Intel Corporation	32,472,000
20,000	Texas Instruments Inc.	1,253,000
		56,381,000
	Software and Services 2.0%
10,000	Alphabet Inc. Class A (a)	7,035,300
100,000	Microsoft Corporation	5,117,000
		12,152,300
	Technology Hardware and Equipment 12.4%
450,000	Coherent, Inc. (a)	41,301,000
310,000	Keysight Technologies, Inc. (a)	9,017,900
300,000	Motorola Solutions, Inc.	19,791,000
467,612	Sonus Networks, Inc. (a)	4,063,548
		74,173,448
	Total Common Stocks (cost $300,822,984)	543,863,072

[ 7 ]

SHORT-TERM INVESTMENTS 7.6%

Principal		Value
	U.S. Treasury Bills 7.6%
$45,000,000	U.S. Treasury Bills 0.18% - 0.21%, due 7/14/16 – 7/28/16 (d) (cost $44,995,479)	$44,995,479
	Total Investments (cost $345,818,463)(e)(98.8%)	588,858,551
	Cash, receivables and other assets less liabilities (1.2%)	7,247,601
	Net Assets (100%)	$596,106,152

(a)	Non-dividend paying.
(b)	Affiliate as defined in the Investment Company Act of 1940 – see Note 5.
(c)	Valued based on Level 3 inputs – see Note 2.
(d)	Valued based on Level 2 inputs – see Note 2.
(e)	Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to financial statements.

[ 8 ]

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016
(Unaudited)

Assets:
Investments:
General portfolio securities at market value
(cost $300,112,384)	$430,167,072
Securities of affiliated companies (cost $710,600)
(Notes 5 and 6)	113,696,000
Short-term investments (cost $44,995,479)	44,995,479	$588,858,551
Cash, receivables and other assets:
Cash	7,375,044
Dividends receivable	454,750
Office equipment and leasehold improvements, net	13,934
Other assets	74,013	7,917,741
Total Assets		596,776,292
Liabilities:
Payable for treasury stock purchased	55,268
Accrued expenses and other liabilities	614,872
Total Liabilities		670,140
Net Assets		$596,106,152
Net Assets are represented by:
Common Stock $1 par value: authorized 40,000,000 shares;
issued 24,851,833 (Notes 3 and 8)		$24,851,833
Surplus:
Paid-in	$326,683,991
Undistributed net realized gain on sale of investments	5,841,519
Undistributed net investment income	2,119,100	334,644,610
Net unrealized appreciation of investments		243,040,088
Treasury stock, at cost (345,182 shares of
Common Stock) (Note 3)		(6,430,379)
Net Assets		$596,106,152
Net Asset Value Per Common Share
(24,506,651 shares outstanding)		$24.32

See accompanying notes to financial statements.

[ 9 ]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2016
(Unaudited)

Investment Income
Income:
Dividends from unaffiliated companies	$3,713,893
Dividends from affiliated companies (Note 5)	1,341,613
Interest	58,361	$5,113,867
Expenses:
Investment research	1,238,536
Administration and operations	797,349
Occupancy and office operating expenses	241,240
Directors’ fees	135,485
Software and information services	66,602
Franchise and miscellaneous taxes	48,732
Stockholder communications and meetings	48,540
Legal, auditing and tax preparation fees	40,154
Transfer agent, registrar and custodian fees and expenses	34,287
Travel and related expenses	17,189
Miscellaneous	43,693	2,711,807
Net investment income		2,402,060

Net Realized And Unrealized Gain (loss) On Investments
Net realized gain from investment transactions	7,029,473
Increase in net unrealized appreciation of investments	13,567,081
Net gain on investments		20,596,554
Increase In Net Assets Resulting From Operations		$22,998,614

See accompanying notes to financial statements.

[ 10 ]

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2016
and the year ended December 31, 2015

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
From Operations:
Net investment income	$2,402,060	$3,456,326
Net realized gain from investment transactions	7,029,473	43,840,748
Increase (decrease) in net unrealized appreciation of investments	13,567,081	(64,337,812)
Increase (decrease) in net assets resulting from operations	22,998,614	(17,040,738)
Distributions To Stockholders From:
Net investment income	(980,758)	(2,887,605)
Net realized gain from investment transactions	(3,923,030)	(44,618,678)
Decrease in net assets from distributions	(4,903,788)	(47,506,283)
From Capital Share Transactions: (Notes 3 and 8)
Distribution to stockholders reinvested in Common Stock	—	18,357,469
Issuance of shares of Common Stock to directors and employees	56,985	176,713
Cost of treasury stock purchased	(4,916,186)	(20,877,278)
Decrease in net assets from capital share transactions	(4,859,201)	(2,343,096)
Total increase (decrease) in net assets	13,235,625	(66,890,117)
Net Assets:
Beginning of period	582,870,527	649,760,644
End of period (including undistributed net investment income
of $2,119,100 and $697,798, respectively)	$596,106,152	$582,870,527

See accompanying notes to financial statements.

[ 11 ]

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2016
(Unaudited)

Cash Flows From Operating Activities:
Increase in net assets from operations		$22,998,614
Adjustments to increase in net assets from operations:
Purchases of securities	$(30,286,102)
Proceeds from securities sold	33,806,335
Net decrease in short-term investments	9,979,891
Net realized gain from investments	(7,029,473)
Increase in net unrealized appreciation of investments	(13,567,081)
Depreciation and amortization	5,952
Non-cash stock compensation	56,985
Changes in operating assets and liabilities:
Decrease in dividends receivable	58,386
Increase in office equipment and leasehold improvements	(1,463)
Decrease in other assets	8,760
Increase in accrued expenses and reserves	479,862
Total adjustments		(6,487,948)
Cash provided by operating activities		16,510,666

Cash Flows From Financing Activities:
Dividends and distributions paid	(4,903,788)
Treasury stock purchased	(4,860,919)
Cash used in financing activities		(9,764,707)
Net increase in cash		6,745,959
Cash at beginning of period		629,085
Cash at end of period		$7,375,044

Supplemental Disclosure Of Cash Flow Information:
Non-cash financing activities not included herein consist of:
Payable for treasury stock purchased		$55,268
Issuance of shares of Common Stock to directors		$56,985

See accompanying notes to financial statements.

[ 12 ]

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

     1. Significant Accounting Policies — Central Securities Corporation (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Security Valuation — Marketable common stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Short-term investments are valued at amortized cost, which approximates fair value. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

Federal Income Taxes — It is the Corporation’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its stockholders. Management has analyzed positions taken on the Corporation’s tax returns and has determined that no provision for income taxes is required in the accompanying financial statements.

Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from those estimates.

Other — Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

     2. Fair Value Measurements — The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•	Level 1 — Quoted prices in active markets for identical investments;
•	Level 2 — Other significant observable inputs obtained from independent sources, for example, quoted prices in active markets for similar investments;
•	Level 3 — Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. The Corporation’s only Level 3 investment is The Plymouth Rock Company, Inc. Class A Common Stock (“Plymouth Rock”).

     The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

[ 13 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     The Corporation’s investments as of June 30, 2016 are classified as follows:

	Level 1	Level 2	Level 3	Total Value
Common stocks	$430,167,072	—	$113,696,000	$543,863,072
Short-term investments	—	$44,995,479	—	44,995,479
Total	$430,167,072	$44,995,479	$113,696,000	$588,858,551

     The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2015	$113,696,000
Net realized gains and change in net unrealized appreciation of investments included in increase in net assets resulting from operations	—
Sales	—
Balance as of June 30, 2016	$113,696,000

     Unrealized appreciation of Level 3 investments held at June 30, 2016 was unchanged during the six months ended June 30, 2016.

     In valuing the Plymouth Rock Level 3 investment as of June 30, 2016, management used a number of significant unobservable inputs to develop a range of possible values for the investment. It used a comparable company approach that utilized the following valuation multiples from selected publicly traded companies: price-to-book value (range: 0.6–2.5); price-to-earnings (range: 10.6–27.5); and price-to-revenue (range: 0.6–1.3). Management also used a discounted cash flow model based on a forecasted return on equity ranging from 7%–8% and a weighted average cost of capital of 9%. An independent valuation of Plymouth Rock’s shares was also considered. The value obtained from weighting the three methods described above (with greater weight given to the comparable company approach) was then discounted for lack of marketability by 20% and 40%, a range management believes market participants would apply. The resulting range of values, together with the underlying support, other information about Plymouth Rock’s financial condition and results of operations, its corporate governance, the insurance industry outlook, and transactions in Plymouth Rock’s shares were considered by management, which recommended a value for the investment. All of this information was subsequently considered by the Corporation’s directors, who selected the value.

     Significant increases (decreases) in the price-to-book value multiple, price-to-earnings multiple, price-to-revenue multiple and return on equity rate in isolation would result in a higher (lower) range of fair value measurements. Significant increases (decreases) in the discount for lack of marketability or weighted average cost of capital in isolation would result in a lower (higher) range of fair value measurements.

     3. Common Stock — At the Corporation’s annual meeting of stockholders on March 23, 2016, stockholders approved an increase in the authorized number of shares of Common Stock from 30,000,000 to 40,000,000.

[ 14 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     During the six months ended June 30, 2016, the Corporation purchased 266,422 shares of its Common Stock at an average price of $18.45 per share representing an average discount from net asset value of 20.46%. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired.

     4. Investment Transactions — The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2016, excluding short-term investments, were $30,286,102 and $33,806,335, respectively.

     As of June 30, 2016, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $266,974,654 and $23,934,566, respectively.

     5. Affiliated Companies — Plymouth Rock is an affiliated company as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of more than 5% of Plymouth Rock’s outstanding voting securities. During the six months ended June 30, 2016, the Corporation received dividends of $1,341,613 from Plymouth Rock. The President of the Corporation is a director of Plymouth Rock.

     6. Restricted Securities — The Corporation may from time to time invest in securities the resale of which is restricted. On June 30, 2016, the Corporation’s restricted securities consisted of 28,424 shares of Plymouth Rock that were acquired on December 15, 1982 at a cost of $710,600. These securities had a value of $113,696,000 at June 30, 2016, which was equal to 19.1% of the Corporation’s net assets. The Corporation does not have the right to demand registration of these securities.

     7. Bank Line of Credit — The Corporation has entered into a $25 million uncommitted, secured revolving line of credit with UMB Bank, n.a. (“UMB”), the Corporation’s custodian. All borrowings are payable on demand of UMB. Interest on any borrowings is payable monthly at a rate based on the federal funds rate, subject to a minimum annual rate of 2.50%. No borrowings were made during the six months ended June 30, 2016.

     8. Compensation and Benefit Plans — The aggregate compensation expense for all officers during the six months ended June 30, 2016 was $1,628,435, of which $1,255,000 was paid during the period.

     Officers and other employees participate in a 401(k) and profit sharing plan. The Corporation has agreed to contribute 3% of each participant’s qualifying compensation to the plan, which is immediately vested. Contributions in excess of 3% may be made at the discretion of the Board of Directors and vest after three years of service. During the six months ended June 30, 2016, the Corporation accrued $115,388 related to the plan.

[ 15 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     The Corporation maintains an incentive compensation plan (the “2012 Plan”) which permits the grant of awards of unrestricted stock, restricted stock, restricted stock units and cash to full-time employees and non-employee directors of the Corporation. The 2012 Plan provides for the issuance of up to 1,000,000 shares of the Corporation’s Common Stock over the ten-year life of the 2012 Plan, of which 962,361 remain available for future grants at June 30, 2016. The 2012 Plan limits the amount of shares that can be awarded to any one person in total or within a certain time period. Any award made under the 2012 Plan may be subject to performance conditions. The 2012 Plan is administered by the Corporation’s Compensation and Nominating Committee.

     Pursuant to the terms of the 2012 Plan, each non-employee director is awarded 500 shares of vested unrestricted Common Stock at his initial election to the Board of Directors or at his continuation of service as a director after the Corporation’s annual meeting. During the six months ended June 30, 2016, non-employee directors were granted a total of 3,000 shares of Common Stock valued at $18.995 per share, which was the average of the high and low prices of the Corporation’s Common Stock on the grant date. The aggregate share value of $56,985 plus cash payments of $78,500 made to all non-employee directors are included in Directors’ Fees expense in the accompanying Statement of Operations.

     During the six months ended June 30, 2016, no other awards were granted under the 2012 Plan.

     9. Operating Lease Commitment — The Corporation has an operating lease for office space that expires at June 30, 2019. Future minimum rental commitments under the lease at June 30, 2016 aggregate $1.1 million as follows: $187,442 in 2016, $374,884 annually in 2017 – 2018 and $187,442 in 2019. The lease agreement contains escalation clauses relating to operating costs and real property taxes. The landlord may terminate the lease with one-year’s notice, in which case the Corporation’s rental commitment would end as of the termination date.

[ 16 ]

FINANCIAL HIGHLIGHTS

     The following table shows per share operating performance data, total returns, ratios and supplemental data for the six months ended June 30, 2016 and each year in the five-year period ended December 31, 2015. This information has been derived from information contained in the financial statements and market price data for the Corporation’s shares.

     The Corporation’s total returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of all distributions. Distributions that are payable only in cash are assumed to be reinvested at the market price or net asset value, as applicable, on the payable date of the distribution. Cash distributions payable in subsequent years are assumed to be reinvested at the year-end market price or net asset value as applicable. Distributions that may be taken in shares are assumed to be reinvested at the price designated by the Corporation.

	Six Months Ended June 30, 2016 (Unaudited)		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$23.53		$26.18	$26.78	$24.53	$24.96	$26.06
Net investment income*	.10		.14	.13	.10	.53	.43
Net realized and unrealized gain (loss) on securities*	.84		(.83)	1.12	6.13	.03	(.49)
Total from investment operations	.94		(.69)	1.25	6.23	.56	(.06)
Less:
Dividends from net investment income	.04		.12	.14	.12	.51	.43
Distributions from capital gains	.16		1.86	1.61	3.58	.43	.57
Total distributions	.20		1.98	1.75	3.70	.94	1.00
Net change from capital share transactions	.05		.02	(.10)	(.28)	(.05)	(.04)
Net asset value, end of period	$24.32		$23.53	$26.18	$26.78	$24.53	$24.96
Per share market value, end of period	$19.64		$19.02	$21.97	$21.72	$19.98	$20.46
Total investment return, market (%)	4.34		(4.71)	9.52	28.40	1.25	(2.50)
Total investment return, NAV (%)	4.21		(1.23)	5.35	28.36	2.70	.18
Ratios/Supplemental Data:
Net assets, end of period (000)	$596,106		$582,871	$649,761	$648,262	$569,465	$574,188
Ratio of expenses to average net assets (%)	.92	†	.72	.67	.77	.79	.71
Ratio of net investment income to average net assets (%)	.82	†	.56	.47	.38	2.14	1.62
Portfolio turnover rate (%)	5.79		25.48	13.07	16.72	3.55	8.07

*	Based on the average number of shares outstanding during the period.
†	Annualized, not necessarily indicative of full year ratio.

See accompanying notes to financial statements.

[ 17 ]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board Of Directors And Stockholders Of
Central Securities Corporation

     We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2016, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended June 30, 2016. These interim financial statements and financial highlights are the responsibility of Central Securities Corporation’s management.

     We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

     Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

     We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2015 and financial highlights for each of the years in the five-year period ended December 31, 2015, and in our report, dated February 1, 2016, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

KPMG LLP

New York, NY
July 29, 2016

[ 18 ]

OTHER STOCKHOLDER INFORMATION

Direct Registration

     The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation’s shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

     A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

Proxy Voting Policies and Procedures

     The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation’s proxy voting record for the twelve-month period ended June 30, 2016 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation’s website at www.centralsecurities.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Portfolio Information

     The Corporation files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Corporation’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Meeting of Stockholders

     The annual meeting of stockholders of the Corporation was held on March 23, 2016. At the meeting, all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock:

	In Favor	Withheld
L. Price Blackford	20,379,692	2,299,994
Simms C. Browning	20,345,131	2,334,555
Donald G. Calder	20,207,205	2,472,481
David C. Colander	20,379,427	2,300,259
Jay R. Inglis	20,179,043	2,500,643
Wilmot H. Kidd	20,722,234	1,957,452
C. Carter Walker, Jr.	20,150,242	2,529,444

     A proposal to ratify the selection of KPMG LLP as independent auditors of the Corporation for the year 2016 was approved with 22,397,963 votes for, 196,357 votes against and 85,364 shares abstaining.

     A proposal recommending the amendment of the Certificate of Incorporation to increase the authorized number of shares of Common Stock from 30,000,000 to 40,000,000 was approved with 20,212,664 votes for, 2,264,475 votes against and 202,545 shares abstaining.

[ 19 ]

BOARD OF DIRECTORS

Wilmot H. Kidd, Chairman
L. Price Blackford, Lead Independent Director
Simms C. Browning
Donald G. Calder
David C. Colander
Jay R. Inglis
C. Carter Walker, Jr.

OFFICERS

Wilmot H. Kidd, President
John C. Hill, Vice President
Marlene A. Krumholz, Vice President and Secretary
Andrew J. O’Neill, Vice President
Lawrence P. Vogel, Vice President and Treasurer

OFFICE

630 Fifth Avenue
New York, NY 10111
212-698-2020
866-593-2507 (toll-free)
www.centralsecurities.com

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.
P.O. Box 30170, College Station, TX 77842-3170
800-756-8200
www.computershare.com

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
New York, NY

[ 20 ]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments.

(a) Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (January 1 through January 31)	116,860	$17.72	NA	NA
Month #2 (February 1 through February 28)	33,741	$17.63	NA	NA
Month #3 (March 1 through March 31)	27,000	$18.85	NA	NA
Month #4 (April 1 through April 30)	28,000	$19.40	NA	NA
Month #5 (May 1 through May 31)	44,130	$19.67	NA	NA
Month #6 (June 1 through June 30)	16,691	$19.78	NA	NA
Total	266,422	$18.45	NA	NA

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since such procedures were last described in the Corporation’s proxy statement dated February 8, 2016.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the “Corporation”) have concluded that the Corporation’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(b) Certifications of the principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

President

August 11, 2016

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

President

August 11, 2016

Date

By: /s/ Lawrence P. Vogel

Lawrence P. Vogel

Treasurer

August 11, 2016

Date